Post-Retirement Benefit Obligations - Additional Information (Detail) - Years	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Average duration of the post-retirement benefit obligations	13	13